Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 1, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Trust for Advised Portfolios (the “Trust”)
File Nos.: 333-108394
    S000050413    Zevenbergen Growth Fund
    S000050414    Zevenbergen Genea Fund

To the Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, Zevenbergen Growth Fund and Zevenbergen Genea Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 31, 2022, and filed electronically as Post-Effective Amendment No. 254 to the Trust’s Registration Statement on Form N‑1A on October 27, 2022.
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372.
Sincerely,
/s/ Scott Resnick
Scott Resnick
Secretary
Trust for Advised Portfolios